Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36619
Entity Registrant Name	AFFIMED N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Gottlieb-Daimler-Straβe 2
Entity Address, City or Town	Mannheim
Entity Address, Country	DE
Entity Address, Postal Zip Code	68165
Title of 12(b) Security	Common shares, nominal value €0.1 per
Trading Symbol	AFMD
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Common Stock, Shares Outstanding	15,227,463.1
Entity Central Index Key	0001608390
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1021
Auditor Location	Mannheim, Germany
Business Contact
Document Information [Line Items]
Contact Personnel Name	Andreas Harstrick
Entity Address, Address Line One	Gottlieb-Daimler-Straβe 2
Entity Address, City or Town	Mannheim
Entity Address, Country	DE
Entity Address, Postal Zip Code	68165
City Area Code	49
Local Phone Number	621-56003-0
Other Address
Document Information [Line Items]
Contact Personnel Name	Sophia Hudson
Entity Address, Address Line One	601 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	446 4750
Phone Fax Number Description	212 3446 4900